June 12, 2020

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control – Edgar

RE:	RiverSource Life Insurance Company (“Registrant”)

Pre-Effective Amendment No. 1 on Form S-3

File No. 333-238470

RiverSource® Structured SolutionsSM annuity

Dear Mr. Cowan:

Registrant is filing Pre-Effective Amendment No.1 on Form S-3 (the “Amendment”) to update the prospectus for the RiverSource Structured Solutions annuity, an individual limited flexible purchase payment deferred indexed-linked annuity contract, (the “Contract”). The updated Contract prospectus includes revisions made in response to the Staff’s comments received on June 4, 2020.

Pursuant to Rule 429 under the Securities Act of 1933, the prospectus dated June 22, 2020 contained herein also relates to and constitutes a post-effective amendment to Registration Statements No. 333-232973.

Pursuant to Rule 461 of the Securities Act of 1933, as amended, Registrant respectfully requests acceleration of the effective date of this Registration Statement to June 22, 2020 or as soon as practicable thereafter. On behalf of RiverSource Distributors, Inc., the Principal Underwriter for the Account, we are forwarding with this letter a request for acceleration of the effective date of this Registration Statement.

If you have any questions or comments regarding this filing, please contact me at (612) 678-5337 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Nicole D. Wood
Nicole D. Wood
Assistant General Counsel and
Assistant Secretary